Summary of Significant Accounting Policies -Supplemental Cash Flow (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 16, 2015	Oct. 25, 2015
Supplemental Cash Flow Information
Cash amount of ownership interest purchased		$ 11,702
Reduction in additional paid-in capital		$ 14,035
Shanghai Shangshi Meat Products Co. Ltd.
Supplemental Cash Flow Information
Percent of ownership interest purchased	19.29%
Ownership percentage	100.00%
Cash amount of ownership interest purchased	$ 11,700
Reduction in additional paid-in capital	$ 11,900